Allowance for Credit Losses on Loans (Changes in Allowance for Loan Losses, Allowance for Loan Losses and Loans Outstanding Disaggregated on Basis of Impairment Method, by Portfolio Segment) (Detail) - JPY (¥)
¥ in Millions
	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of fiscal year	¥ 440,855	¥ 307,201	¥ 309,902
Provision (credit) for credit losses on loans	112,776	156,200	32,459
Charge-offs	(78,801)	(44,358)	(47,524)
Recoveries	13,935	27,916	14,103
Net charge-offs	(64,866)	(16,442)	(33,421)
Others	6,329	(6,104)	(1,739)
Balance at end of fiscal year	650,849	440,855	307,201
Cumulative effect of change in accounting principles
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of fiscal year	155,755
Balance at end of fiscal year		155,755
Cumulative effect, period of adoption, adjusted balance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of fiscal year	596,610
Balance at end of fiscal year		596,610
Corporate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of fiscal year	413,026	277,955	275,825
Provision (credit) for credit losses on loans	124,086	149,915	30,720
Charge-offs	(72,212)	(35,021)	(39,815)
Recoveries	13,047	26,338	12,732
Net charge-offs	(59,165)	(8,683)	(27,083)
Others	7,009	(6,161)	(1,507)
Balance at end of fiscal year	562,470	413,026	277,955
Corporate | Cumulative effect of change in accounting principles
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of fiscal year	77,514
Balance at end of fiscal year		77,514
Corporate | Cumulative effect, period of adoption, adjusted balance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of fiscal year	490,540
Balance at end of fiscal year		490,540
Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of fiscal year	27,829	29,246	34,077
Provision (credit) for credit losses on loans	(11,310)	6,285	1,739
Charge-offs	(6,589)	(9,337)	(7,709)
Recoveries	888	1,578	1,371
Net charge-offs	(5,701)	(7,759)	(6,338)
Others	(680)	57	(232)
Balance at end of fiscal year	88,379	27,829	¥ 29,246
Retail | Cumulative effect of change in accounting principles
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of fiscal year	78,241
Balance at end of fiscal year		78,241
Retail | Cumulative effect, period of adoption, adjusted balance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of fiscal year	¥ 106,070
Balance at end of fiscal year		¥ 106,070